Business and credit concentrations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Supplier | Beijing Jingjing Medical Equipment Co., Ltd.
Concentration Risk
Individual accounts payable to major suppliers			¥ 10,715
Percentage of concentration			32.00%
Supplier | Purchases of raw materials
Concentration Risk
Purchases from suppliers	$ 6,040	¥ 42,771	¥ 23,741	¥ 34,140
Percentage of concentration	46.00%	46.00%	30.00%	44.00%
Supplier | Purchases of raw materials | Beijing Jingjing Jiahong Medical Equipment Co., Ltd.
Concentration Risk
Purchases from suppliers	$ 4,231	¥ 29,960
Percentage of concentration	32.00%	32.00%
Supplier | Purchases of raw materials | Beijing Jingjing Jiahong Medical Equipment Co., Ltd. | Maximum
Concentration Risk
Percentage of concentration			10.00%	10.00%
Supplier | Purchases of raw materials | Beijing Jingjing Medical Equipment Co., Ltd.
Concentration Risk
Purchases from suppliers			¥ 23,741
Percentage of concentration			30.00%
Supplier | Purchases of raw materials | Beijing Jingjing Medical Equipment Co., Ltd. | Maximum
Concentration Risk
Percentage of concentration	10.00%	10.00%		10.00%
Supplier | Purchases of raw materials | China Bright Group Co. Limited
Concentration Risk
Purchases from suppliers	$ 1,809	¥ 12,811		¥ 18,759
Percentage of concentration	14.00%	14.00%		24.00%
Supplier | Purchases of raw materials | China Bright Group Co. Limited | Maximum
Concentration Risk
Percentage of concentration			10.00%
Supplier | Purchases of raw materials | Hangzhou Baitong Biological Technology Co., Ltd.
Concentration Risk
Purchases from suppliers				¥ 7,670
Percentage of concentration				10.00%
Supplier | Purchases of raw materials | Hangzhou Baitong Biological Technology Co., Ltd. | Maximum
Concentration Risk
Percentage of concentration	10.00%	10.00%	10.00%
Supplier | Purchases of raw materials | Beijing Chengmao Xingye Technology Development Co., Ltd.
Concentration Risk
Purchases from suppliers				¥ 7,711
Percentage of concentration				10.00%
Supplier | Purchases of raw materials | Beijing Chengmao Xingye Technology Development Co., Ltd. | Maximum
Concentration Risk
Percentage of concentration	10.00%	10.00%	10.00%
Beijing municipality | Customers | Revenue
Concentration Risk
Percentage of concentration	21.20%	21.20%	23.80%	23.70%
Guangdong province | Customers | Revenue
Concentration Risk
Percentage of concentration	62.90%	62.90%	61.00%	62.00%
Zhejiang province | Customers | Revenue
Concentration Risk
Percentage of concentration	15.90%	15.90%	15.20%	14.30%